Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	June 30, 2024	June 30, 2023
Interest on long-term debt and other financial liabilities	2,897	2,272
Amortization of debt finance costs and debt discounts	362	370
Interest on finance lease liability	867	328
Other	8	9
Total	4,134	2,979